Primary and secondary segment reporting (Tables)	6 Months Ended
Jun. 30, 2019
Primary and secondary segment reporting
Schedule of revenue by secondary segment

	Millions of euros
	Revenue from ordinary activities		Profit		Profit before taxes
Segment	06-30-2019	06-30-2018	06-30-2019	06-30-2018	06-30-2019	06-30-2018
Europe	16,190	16,406	2,354	2,422	3,549	3,610
South America	14,420	15,497	1,961	690	3,661	1,265
North America	8,768	7,179	889	1,846	1,594	3,499
Santander Global Platform	61	52	(51)	(23)	(70)	(29)
Corporate Centre	(101)	(178)	(1,108)	(883)	(1,155)	(865)
Underlying Profit	39,338	38,956	4,045	4,052	7,579	7,480
Adjustments	—	—	(814)	(300)	(1,048)	(581)
Statutory Profit	39,338	38,956	3,231	3,752	6,531	6,899